UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      4/5/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $119,372,029.20
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------- -------------- --------- ------------ ----------------- ---------- -------- ----------------
                                                                        SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP      VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- ------------ -------- --- ---- ---------- -------- ---- ------ ----
ACME PACKET INC                   Com            004764106 2,490,696.00   35,100          SOLE                Sole      0    0
ADTRAN INC COM                    Com            00738A106 2,492,402.00   58,700          SOLE                Sole      0    0
APPLE INC                         Com            037833100 2,404,705.20    6,900          SOLE                Sole      0    0
BAIDU.COM INC                     Com            056752108 4,974,941.00   36,100          SOLE                Sole      0    0
BRIGHAM EXPLORATION               Com            109178103 2,215,928.00   59,600          SOLE                Sole      0    0
CATERPILLAR INC.                  Com            149123101 3,752,495.00   33,700          SOLE                Sole      0    0
CONCHO RESOURCES INC              Com            20605p101 5,847,850.00   54,500          SOLE                Sole      0    0
CSX CORP.                         Com            126408103 3,607,740.00   45,900          SOLE                Sole      0    0
DEERE & CO COM                    Com            244199105 1,511,484.00   15,600          SOLE                Sole      0    0
GOLDCORP INC NEW COM              Com            380956409 5,004,900.00  100,500          SOLE                Sole      0    0
GULF PORT ENERGY                  Com            402635304 1,885,986.00   52,200          SOLE                Sole      0    0
HALLIBURTON CO                    Com            406216101 7,127,120.00  143,000          SOLE                Sole      0    0
LULULEMON ATHLETICA INC           Com            550021109 3,980,535.00   44,700          SOLE                Sole      0    0
MASTEC INC                        Com            576323109 2,479,360.00  119,200          SOLE                Sole      0    0
NETFLIX COM INC COM               Com            64110L106 3,661,812.00   15,400          SOLE                Sole      0    0
NORDSON CORP                      Com            655663102   851,444.00    7,400          SOLE                Sole      0    0
OPEN TABLE INC                    Com            68372a104 5,083,530.00   47,800          SOLE                Sole      0    0
ORACLE CORP COM                   Com            68389X105 1,471,030.00   44,000          SOLE                Sole      0    0
PATTERSON UTI ENERGY              Com            703481101 6,706,798.00  228,200          SOLE                Sole      0    0
PERRIGO CO                        Com            714290103 5,121,088.00   64,400          SOLE                Sole      0    0
PRICELINE.COM                     Com            741503403 6,381,144.00   12,600          SOLE                Sole      0    0
PROSHARES ULTRA QQQ               Com            74347r206 8,709,096.00   96,800          SOLE                Sole      0    0
PROSHARES ULTRA RUSSELL 2000      Com            74347r842 8,907,516.00  180,900          SOLE                Sole      0    0
PROSHARES ULTRA S&P 500           Com            74347r107 8,677,683.00  162,900          SOLE                Sole      0    0
PROSHARES ULTRASHORT QQQ          Com            74347x237 2,415,504.00   47,400          SOLE                Sole      0    0
PROSHARES ULTRASHORT RUSSELL 2000 Com            74348a202 2,314,058.00   55,400          SOLE                Sole      0    0
PROSHARES ULTRASHORT SP500        Com            74347r883 2,401,616.00  114,800          SOLE                Sole      0    0
RPC INC                           Com            749660106 1,855,956.00   73,300          SOLE                Sole      0    0
STERICYCLE INC                    Com            858912108 2,447,292.00   27,600          SOLE                Sole      0    0
TRINA SOLAR LIMITED ADS           Com            89628e104 2,590,320.00   86,000          SOLE                Sole      0    0


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